Accounting for Warrant Liability (Tables)	12 Months Ended
Dec. 31, 2023
Accounting for Warrant Liability [Abstract]
Schedule of Warrant Liabilities that are Measured at Fair Value on a Recurring Basis
The following tables present information about the Company’s warrant liabilities that are measured at fair value on a recurring basis at December 31, 2023 and 2022 and indicate the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	At December 31, 2023	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$150,000	$150,000	$—	$—
Private Placement Warrants	187,000	—	187,000	—

Warrant liability at December 31, 2023	$337,000	$150,000	$187,000	$—

Description	At December 31, 2022	Quoted Prices in Active Markets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Other Unobservable Inputs (Level 3)
Warrant Liabilities:
Public Warrants	$300,000	$300,000	$—	$—
Private Placement Warrants	167,000	—	167,000	—

Warrant liability at December 31, 2022	$467,000	$300,000	$167,000	$—